RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Amounts due to director	$ (2,183,663)	$ (1,734,660)
Other receivables		77,641
Due to related parties	2,183,663	1,734,660
Ours Media Limited [Member]
Related Party Transaction [Line Items]
Amounts due to director	(74,108)
Other receivables		31,874
Due to related parties	74,108
STMeng [Member]
Related Party Transaction [Line Items]
Other receivables	408,710	45,767
Ours Media Hong Kong Limited [Member]
Related Party Transaction [Line Items]
Amounts due to director	(108,296)	(85,053)
Due to related parties	108,296	85,053
Discovery Networks Asia Pacific Pte Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to director	(1,258,252)	(1,232,182)
Due to related parties	$ 1,258,252	$ 1,232,182
Related Party Transaction, Description of Transaction	interest at the rate of 8% per annum and becomes repayable by 12 equal consecutive monthly instalments, commencing from January 31, 2023. On June 9, 2023, the Company and DNAP entered into a supplementary agreement to extend the repayment date of the loan by 12 equal consecutive monthly instalments, commencing on January 31, 2024. On March 10, 2025, the Company and DNAP entered into a supplementary agreement to extend the repayment date of the Loan to March 31, 2026. No further extension was agreed upon. Ms. Ivy Wong, a former director and shareholder of the Company, has provided an undertaking in respect of the Loan that remains in effect until the Loan is settled or its repayment term is renewed.